Label	Element	Value
PACE Global Fixed Income Investments | Class A Prospectus - PACE Global Fixed Income Investments
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	PACE® Global Fixed Income Investments
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The section captioned “PACE Global Fixed Income Investments Fund summary” and sub-captioned “Principal investments” on page 30 of the Class A Prospectus, beginning on page 29 of the Class P Prospectus and on page 27 of the Class P2 Prospectus is revised by replacing the seventh sentence of the first paragraph with the following:

The fund may invest in emerging market bonds and lower rated bonds of governmental and private issuers, including bonds that are rated below investment grade (commonly known as “junk bonds”).

The same section of each Prospectus is revised by replacing the first sentence of the second paragraph with the following:

The fund invests in bonds of varying maturities, but normally limits its portfolio duration to within three years of the effective duration of the Bloomberg Global Aggregate Index Unhedged, as calculated by the sub-adviser, which as of July 31, 2026 was approximately 6.15 years and may change over time.

The same section of each Prospectus is revised by replacing the third sentence of the third paragraph of that section with the following:

The derivatives in which the fund invests include options, futures, swap agreements and currency forward agreements.

The same section of each Prospectus is revised by adding the following as the last sentence of the third paragraph:

The fund also may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage.

Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The section captioned “PACE Global Fixed Income Investments Fund summary” and sub-captioned “Risk/return bar chart and table” on page 34 of the Class A Prospectus, on page 34 of the Class P Prospectus and beginning on page 30 of the Class P2 Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

Pacific Investment Management Company LLC (“PIMCO”) assumed day-to-day management of the fund’s assets on November 6, 2026.

Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

PACE® Select Advisors Trust

November 13, 2026

Supplement to the prospectuses relating to Class A shares (the “Class A Prospectus”), Class P shares (the “Class P Prospectus”) and Class P2 shares (the “Class P2 Prospectus”) (collectively, the “Prospectuses”), and the Statement of Additional Information (“SAI”), each dated November 28, 2025, as supplemented.

Includes:

•
PACE® Global Fixed Income Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Global Fixed Income Investments (the “fund”), a series of the PACE Select Advisors Trust (the “Trust”). At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s manager, the Trust’s Board of Trustees (the “Board”) has terminated J.P. Morgan Investment Management Inc. (“J.P. Morgan”) as subadvisor to the fund, effective as of the close of business on November 6, 2026. In addition, at the recommendation of UBS AM, the Board has appointed Pacific Investment Management Company LLC (“PIMCO”) to serve as a new subadvisor to the fund. PIMCO assumed investment advisory responsibility with respect to a separate portion of the fund’s portfolio effective on November 6, 2026.

I. PACE® Global Fixed Income Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to “J.P. Morgan Investment Management Inc.” or “J.P. Morgan” as a subadvisor to the fund in the Prospectuses and SAI are hereby deleted.

PACE Global Fixed Income Investments | Class A Prospectus - PACE Global Fixed Income Investments | Emerging market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions (such as expropriation or nationalization), greater risks of political and civil instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the fund may invest may experience high transaction costs, possible foreign controls on investment, less stringent investor protections, high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additionally, the fund may have substantial difficulties exercising its legal rights or enforcing a counterparty’s or issuer’s legal obligations in certain jurisdictions outside of the United States, and it may be more difficult for US regulators to bring enforcement actions against such issuers, which can increase the risks of loss.